Annual Total Returns - Class A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Eaton Vance Tax-Managed Growth Funds | Eaton Vance Tax-Managed Growth Fund 1.1
Prospectus [Line Items]
Annual Return [Percent]	16.66%	25.16%	28.24%	(20.11%)	24.68%	23.05%	29.45%	(5.36%)	22.35%	8.68%
Eaton Vance Tax-Managed Growth Funds | Eaton Vance Tax-Managed Growth Fund 1.2
Prospectus [Line Items]
Annual Return [Percent]	16.49%	24.96%	28.05%	(20.23%)	24.48%	22.85%	29.28%	(5.50%)	22.15%	8.48%
Eaton Vance Stock Fund - Clasess A, C and I | Eaton Vance Stock Fund
Prospectus [Line Items]
Annual Return [Percent]	13.24%	30.54%	24.02%	(16.78%)	22.78%	18.22%	35.01%	(5.89%)	19.91%	6.79%
Parametric Commodity Strategy Fund – Classes A and I | Parametric Commodity Strategy Fund
Prospectus [Line Items]
Annual Return [Percent]	22.09%	9.69%	(4.86%)	17.05%	29.60%	7.73%	9.18%	(9.60%)	6.70%	13.78%